Stock-Based Compensation Summary of the Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Outstanding, Beginning	1,572,626	1,253,909
Shares Granted	436,126	461,600
Shares Exercised	(94,114)	(81,155)
Shares Forfeited	(444)	(61,728)
Shares Outstanding, Ending	1,914,194	1,572,626	1,253,909
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price - Shares Outstanding, Beginning	$ 6.17	$ 3.29
Weighted Average Exercise Price - Shares Granted	$ 33.64	$ 13.36
Weighted Average Exercise Price - Shares Exercised	$ 2.25	$ 2.90
Weighted Average Exercise Price - Shares Forfeited	$ 8.03	$ 5.73
Weighted Average Exercise Price - Shares Outstanding, Ending	$ 12.62	$ 6.17	$ 3.29
Weighted Average Exercise Price - Shares Vested and expected to vest	$ 12.62	$ 6.17	$ 3.29
Weighted Average Exercise Price - Shares Exercisable	$ 4.53	$ 3.65	$ 3.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Shares Vested and Expected to Vest	1,824,621	1,519,889	1,233,131
Aggregate Intrinsic Value - Shares Outstanding	$ 41,553	$ 27,413	$ 3,835
Aggregate Intrinsic Value - Shares Vested and expected to vest	40,392	26,716	3,806
Aggregate Intrinsic Value - Shares Exercisable	$ 35,151	$ 24,306	$ 3,835
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Shares Exercisable	1,179,560	1,223,533	1,253,909
Weighted Average Remaining Contractual Term - Shares Outstanding	7 years 11 months 23 days	7 years 2 months 1 day	7 years 5 months 12 days
Weighted Average Remaining Contractual Term - Shares Vested and expected to vest	7 years 11 months 23 days	7 years 2 months 1 day	7 years 5 months 12 days
Weighted Average Remaining Contractual Term - Shares Exercisable	7 years 11 months 23 days	7 years 2 months 1 day	7 years 5 months 12 days